Note 5 - Revenues	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of revenue [text block]
5.
REVENUES

The majority of the Company's revenues are from the sale of precious metals contained in doré form. The Company's primary products are precious metals of silver and gold. Revenues from sale of metal, including by-products, are recorded net of smelting and refining costs.

Revenues for the period are summarized as follows:

	Year Ended December 31,
	2020		2019
Gross revenue from payable metals:
Silver	$242,338	66%	$215,301	58%
Gold	124,264	34%	143,029	39%
Lead	74	—%	6,988	2%
Zinc	—	—%	3,517	1%
Gross revenue	366,676	100%	368,835	100%
Less: smelting and refining costs	(2,800)		(4,891)
Revenues	$363,876		$363,944

As at
December
31,
2020,
the Company had
$2.7
million of unearned revenue (
December 31, 2019 -
$4.5
million) that has
not
satisfied performance obligations.

(a)	Gold Stream Agreement with Sandstorm Gold Ltd.

The Santa Elena mine has a purchase agreement with Sandstorm Gold Ltd. (“Sandstorm”), which requires the Company to sell
20%
of its gold production over the life of mine from its leach pad and a designated area of its underground operations. The selling price to Sandstorm is the lesser of the prevailing market price or
$450
per ounce, subject to a
1%
annual inflation. During the year ended
December
31,
2020,
the Company delivered
5,697
ounces (
2019
-
9,164
ounces) of gold to Sandstorm at an average price of
$463
per ounce (
2019
-
$458
per ounce).

(b)	Gold Stream Agreement with Wheaton Precious Metals Corporation

In
2018,
the San Dimas mine entered into a purchase agreement with Wheaton Precious Metals International ("WPMI"), which entitles Wheaton Precious Metals Corp. ("WPM") to receive
25%
of the gold equivalent production (based on a fixed exchange ratio of
70
silver ounces to
1
gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of
$600
(subject to a
1%
annual inflation adjustment) and the prevailing market price, for each gold equivalent ounce delivered. Should the average gold to silver ratio over a six
month period exceed
90:1
or fall below
50:1,
the fixed exchange ratio would be increased to
90:1
or decreased to
50:1,
respectively. The fixed gold to silver exchange ratio was revised to
90:1
on
April 1, 2020
and reverted to
70:1
on
October 14, 2020
after the average gold to silver price ratio over a
six
month period fell back below
90:1.

During the year ended
December
31,
2020,
the Company delivered
38,604
ounces (
2019
-
44,667
ounces) of gold to WPM at
$610
(
2019
-
$604
) per ounce.